Derivative Financial Instruments And Fair Value And Credit Risk of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Financial Instruments

The estimated fair values of the Group’s financial instruments are:

	December 31, 2012		December 31, 2011
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	655.6	655.6	744.0	744.0
Receivables	314.5	314.5	220.1	220.1
Non-current investments *	458.0	464.6	272.2	271.2

Financial liabilities
Long-term loans	2,321.2	2,322.4	1,360.7	1,263.0
Accounts payable and provisions	678.1	678.1	601.6	601.6
Interest payable	11.0	11.0	11.2	11.2
Short-term loans and current portion of long-term loans	40.0	40.0	547.0	547.0
Other non-current liabilities	13.9	13.9	13.5	13.5

*	Fair value determined by using cost for Rand Refinery Limited and Far South East due to a market value not being readily available.

Financial Assets Measured at Fair Value by Level

The following table sets forth the Group’s financial assets measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification, or ASC, fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	36.2	36.2	—	—
Investments held by environmental trust funds	165.3	135.3	30.0	—
Unlisted investments	1.3	—	—	1.3
Trade receivable from provisional copper concentrate sales, net	149.9	—	149.9	—

	352.7	171.5	179.9	1.3

	Fair value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	77.3	77.3	—	—
Investments held by environmental trust funds	161.5	122.5	39.0	—
Unlisted investments	2.6	—	—	2.6
Trade receivable from provisional copper concentrate sales, net	88.4	—	88.4	—

	329.8	199.8	127.4	2.6

Changes in Fair Value of Level 3 Financial Assets

The table below sets forth a summary of changes in the fair value of our Level 3 financial assets.

	December 31, 2012	December 31, 2011
Balance at the beginning of the period	2.6	1.7
Additions	—	0.4
Unrealized (loss)/ gain	(1.3)	0.5

Balance at the end of the period	1.3	2.6